Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue
Revenue

Note 3 — Revenue

The following tables summarize the Company’s revenue, net disaggregated by type of product and service:

	Three Months Ended March 31,
	2024	2023
Product sales	$2,022	$755
Software as a service and related services	200	179
Ancillary services	53	46
Total revenue	$2,275	$980

Consideration promised in the Company’s contracts with customers is variable due to anticipated reductions, such as sales returns, discounts and miscellaneous claims from customers. The Company estimates the most likely amount it will be entitled to receive and records an anticipated reduction against Revenues, with an offsetting increase to accrued expenses at the time revenues are recognized. The Company had sales returns from prior periods of $2,880 for the three months ended March 31, 2024, which was a reduction against Revenues. There is no sales return reserve as of March 31, 2024, and December 31, 2023.

Contract Liabilities

Contract liabilities consist of sales of SaaS subscriptions and related services, as well as repair and service agreements, where in most cases, the Company receives up-front payment and recognizes revenue over the support term of 12-60 months. The Company classifies these contract liabilities as either current or non-current liabilities based on the expected timing of recognition of related revenue. The following table summarizes the change in contract liabilities:

Contract liabilities
Balance at January 1, 2023	$297
Prepayments and adjustments	2,552
Revenue recognition	(784)
Balance at December 31, 2023	2,065
Contract liabilities, non-current	$121
Balance at January 1, 2024	$2,065
Prepayments and adjustments	(711)
Revenue recognition	(200)
Balance at March 31, 2024	1,154
Contract liabilities, non-current	$238

Note 4 — Revenue

The following table summarizes the Company’s revenue disaggregated by type of product and service:

	2023	2022
Product sales	$4,270	$6,681
Software as a service and related services	784	348
Ancillary services	376	239
Total revenue	$5,430	$7,268

In 2023 and 2022, $4,646 and $6,920 of the Company’s revenues were recognized as point in time and $784 and $348 revenues were recognized over time, respectively.

Contract Liabilities

Contract liabilities consist of sales of SaaS subscriptions and related services, as well as repair and service agreements, where in most cases, the Company receives prepayments and recognizes revenue over the support term of 12-36 months. The Company classifies these contract liabilities as either current or non-current liabilities based on the expected timing of recognition of related revenue. The following table summarizes the change in contract liabilities:

Contract liabilities
Balance at January 1, 2022	$75
Prepayments	570
Revenue recognition	(348)
Balance at December 31, 2022	297
Prepayments	2,552
Revenue recognition	(784)
Balance at December 31, 2023	$2,065
Contract liabilities, noncurrent	121

Remaining performance obligations

As of December 31, 2023, the Company had $2,065 in remaining performance obligations, of which $1,944 will be completed by the year ended December 31, 2024, and $121 will be completed by the year ended January 31, 2028.

Accounts Receivables Allowance

The following table summarizes the change in the accounts receivables allowance:

	December 31,
	2023	2022
Beginning balance	$290	$145
Reversal of account receivables allowance	(304)	(13)
Bad debt expense	194	158
Ending balance	$180	$290